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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Revelation Capital Management Ltd.

Address: 5A, Waterloo Lane, Pembroke, HM 08, Bermuda

Form 13F File Number: 28-14283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Kuchanny

Title:   Chairman and Chief Executive Officer

Phone:   +1 (441) 296-7130

Signature, Place, and Date of Signing:

/s/ Chris Kuchanny    Pembroke, Bermuda    8/12/11
      (Name)            (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


                                REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30 items

Form 13F Information Table Value Total: $563,683 (thousands)

List of Other Included Managers:    Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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           ITEM 1                 ITEM 2      ITEM 3    ITEM 4     ITEM 5                ITEM 6    ITEM 7     ITEM 8
          --------                ------      ------    ------     ------                ------    ------     ------
                                                        Total                                                 Voting
                                                         FMV                  SH/ PUT/ Investment  Other     Authority
       Name of Issuer         Title of Class  Cusip    (x 1000) Total Shares  PRN CALL Discretion Managers     Sole
       --------------         --------------  -----    -------- ------------  --- ---- ---------- --------   ---------
ALPINE TOTAL DYNAMIC DIVID F.    COM SBI     021060108  13,027      2,146,185 SH          SOLE                 2,146,185
ATS CORP.....................      COM       00211E104  21,464      4,900,683 SH          SOLE                 4,900,683
BHP BILLITON PLC............. SPONSORED ADR  05545E209  10,853        114,699 SH          SOLE                   114,699
CABLEVISION SYS CORP......... CL A NY CABLVS 12686C109   9,414        260,000 SH          SOLE                   260,000
CENTRAL FD CDA LTD...........      CL A      153501101  11,433        561,287 SH          SOLE                   561,287
CENTRAL GOLDTRUST............    TR UNIT     153546106  21,537        380,324 SH          SOLE                   380,324
COMSTOCK MNG INC.............      COM       205750102   4,500      1,451,627 SH          SOLE                 1,451,627
EATON VANCE TX MGD DIV EQ IN.      COM       27828N102   4,750        435,000 SH          SOLE                   435,000
EATON VANCE TAX MNG GBL DV E.      COM       27829F108  15,296      1,461,027 SH          SOLE                 1,461,027
FUTUREFUEL CORPORATION.......      COM       36116M106  69,992      5,779,759 SH          SOLE                 5,779,759
GREATER CHINA FD INC.........      COM       39167B102   7,308        575,458 SH          SOLE                   575,458
HDFC BANK LTD................ ADR REPS 3 SHS 40415F101  13,915         78,893 SH          SOLE                    78,893
HSBC HLDGS PLC...............  SPON ADR NEW  404280406   2,007         40,461 SH          SOLE                    40,461
ICICI BK LTD.................      ADR       45104G104  31,298        634,856 SH          SOLE                   634,856
INDIA FD INC.................      COM       454089103   7,740        255,451 SH          SOLE                   255,451
INFOSYS TECHNOLOGIES LTD..... SPONSORED ADR  456788108  37,006        567,330 SH          SOLE                   567,330
ISHARES INC.................. MSCI HONG KONG 464286871   7,778        420,000 SH          SOLE                   420,000
LONGWEI PETROLEUM INV HLDG L.      COM       543354104     207        140,000 SH          SOLE                   140,000
MAG SILVER CORP..............      COM       55903Q104   6,216        622,921 SH          SOLE                   622,921
MORGAN STANLEY CHINA A SH FD.      COM       617468103  14,213        520,638 SH          SOLE                   520,638
NIPPON TELEG & TEL CORP...... SPONSORED ADR  654624005   2,572        106,381 SH          SOLE                   106,381
QIAO XING MOBILE COMM CO LTD.      SHS       G73031109   2,320      1,247,386 SH          SOLE                 1,247,386
SOUTHERN COPPER CORP.........      COM       84265V105   8,703        264,800 SH          SOLE                   264,800
SPDR S&P 500 ETF TR..........    TR UNIT     78462F103  92,379        700,000     PUT     SOLE                   700,000
SPROTT PHYSICAL GOLD TRUST...      UNIT      85207H104  24,718      1,894,105 SH          SOLE                 1,894,105
SUPERCONDUCTOR TECHNOLOGIES..    COM NEW     867931305   2,193        953,609 SH          SOLE                   953,609
TAIWAN SEMICONDUCTOR MFG LTD. SPONSORED ADR  874039100  54,180      4,296,622 SH          SOLE                 4,296,622
TATA MTRS LTD................ SPONSORED ADR  876568502   6,873        305,359 SH          SOLE                   305,359
UNI PIXEL INC................    COM NEW     904572203   4,673        665,758 SH          SOLE                   665,758
UNITED MICROELECTRONICS CORP.  SPON ADR NEW  910873405  55,118     21,530,837 SH          SOLE                21,530,837
                                                       563,683  53,311,456.00                              53,311,456.00
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